Warrant liabilities, Government Warrants - Movement (Details) - Government Warrants ¥ in Thousands	1 Months Ended
Apr. 30, 2017 CNY (¥)
Warrant liabilities
Aggregate principal amount	¥ 1,125,310
Drawdown period	3 years
Percentage of equity shares on exercise of warrants to government fund	2.00%
Consideration for issuance of warrants	¥ 81,950